33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Variation in fair value		R$ 48	R$ 187
Put option - SAAG [member]
Disclosure of financial liabilities [line items]
Balance	R$ 419	312	196
Variation in fair value			121
Adjustment to fair value	64	107
Reversals			(5)
Balance	R$ 483	R$ 419	R$ 312